Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		December 31, 2023	December 31, 2022
Senior unsecured revolving credit facilities (a)	—	2024-2028	N/A		$1,624,186	$351,786
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2024-2031	N/A		786,962	773,643
Commercial paper	—	2024	N/A		481,720	407,000
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units)	1.18%	2026		$1,150,000	1,144,897	1,142,814
Senior unsecured notes (c)	3.36%	2024-2047		$1,415,000	1,406,278	1,496,101
Senior unsecured utility notes	6.30%	2025-2035		$137,000	147,589	154,271
Senior secured utility bonds (d)	4.71%	2026-2044		$556,199	551,166	554,822
Canadian dollar borrowings
Senior unsecured notes (e)	3.68%	2027-2050	C$	1,200,000	904,604	882,899
Senior secured project notes	10.21%	2027	C$	16,848	12,738	15,024
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.90%	2028-2040	CLF	1,521	70,967	77,206
					$7,131,107	$5,855,566
Subordinated borrowings
Subordinated unsecured notes (f)	5.25%	2082	C$	400,000	298,382	291,238
Subordinated unsecured notes (f)	5.21%	2079-2082		$1,100,000	1,086,541	1,365,213
					$8,516,030	$7,512,017
Less: current portion					(621,856)	(423,274)
					$7,894,174	$7,088,743
Short-term obligations of $766,886 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
9.Long-term debt (continued)
The following table sets out the bank credit facilities available to AQN and its operating groups as of December 31, 2023:

	December 31, 2023	December 31, 2022
Revolving and term credit facilities	$4,562,000	$4,513,300
Funds drawn on facilities/commercial paper issued	(2,892,900)	(1,532,500)
Letters of credit issued	(469,100)	(465,200)
Liquidity available under the facilities	1,200,000	2,515,600
Undrawn portion of uncommitted letter of credit facilities	(254,100)	(226,900)
Cash on hand	56,142	57,623
Total liquidity and capital reserves	$1,002,042	$2,346,323
Recent financing activities:
(a)Senior unsecured revolving credit facilities
Corporate
On March 31, 2023, the Company's senior unsecured revolving credit facility was amended and restated to increase the borrowing capacity from $500,000 to $1,000,000 with a new maturity date of March 31, 2028.
On March 31, 2023, the Company entered into a new $75,000 uncommitted bi-lateral credit facility.
On June 1, 2023, the Company terminated its former $50,000 uncommitted bi-lateral credit facility.
Regulated Services Group
On October 27, 2023, the Company extended the maturity date of the senior unsecured revolving credit facility of $500,000 from February 28, 2024 to October 25, 2024.
(b)Senior unsecured bank credit facilities and delayed draw term facilities
On April 25, 2023, the Regulated Services Group elected to terminate the undrawn amount of $489,600 of its $1,100,000 senior unsecured syndicated delayed draw term facility (the “Regulated Services Delayed Draw Term Facility”), which was intended to be used to partially fund the Kentucky Power Transaction. On October 27, 2023, the Company extended the maturity of the Regulated Services Delayed Draw Term Facility of $610,400 from November 29, 2023 to October 25, 2024.
(c)Senior unsecured notes
On March 13, 2023, the Company repaid a $15,000 senior unsecured note on its maturity.
On July 31, 2023, the Company repaid a $75,000 senior unsecured note on its maturity.
Subsequent to year-end, on January 12, 2024, Liberty Utilities Co., completed an offering of $500,000 aggregate principal amount of 5.577% senior notes due January 31, 2029 (the “2029 Notes”); and $350,000 aggregate principal amount of 5.869% senior notes due January 31, 2034 (the “2034 Notes” and together with the 2029 Notes, the “Senior Notes”). The Senior Notes are unsecured and unsubordinated obligations of Liberty Utilities Co. and rank equally with all of Liberty Utilities Co.’s existing and future unsecured and unsubordinated indebtedness and senior in right of payment to any existing and future Liberty Utilities Co.’s subordinated indebtedness. The 2029 Notes were priced at an issue price of 99.996% of their face value and the 2034 Notes were priced at an issue price of 99.995% of their face value. Liberty Utilities Co. used the net proceeds from the sale of the Senior Notes to repay indebtedness.
9.Long-term debt (continued)
(d)Senior unsecured utility bonds
Subsequent to the year-end, on January 30, 2024, Empire District Bondco, LLC, a wholly owned subsidiary of The Empire District Electric Company, completed an offering of approximately $180,500 of aggregate principal amount of 4.943% Securitized Utility Tariff Bonds with a maturity date of January 1, 2035 and $125,000 aggregate principal amount of 5.091% Securitized Utility Tariff Bonds with a maturity date of January 1, 2039, to recover previously incurred qualified extraordinary costs associated with the Midwest Extreme Weather Event and energy transition costs related to the retirement of the Asbury generating plant described in note 7.
(e)Senior unsecured utility notes
On November 1, 2023, the Company repaid a $5,000 senior unsecured utility note on its maturity.
(f)Subordinated unsecured notes
On November 6, 2023, the Company redeemed all $287,500 of its 6.875% fixed-to-floating subordinated notes - series 2018 - at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest.
As of December 31, 2023, the Company has accrued $74,493 in interest expense (2022 - $70,274). Interest expense for the year ended December 31 consists of the following:

	2023	2022
Long-term debt	$251,539	$258,084
Commercial paper, credit facility draws and related fees	134,678	46,466
Accretion of fair value adjustments	(23,834)	(16,547)
Capitalized interest and AFUDC capitalized on regulated property	(14,679)	(10,802)
Other	5,952	1,373
	$353,656	$278,574

Principal payments due in the next five years and thereafter are as follows:

2024	2025	2026	2027	2028	Thereafter	Total
$621,856	$140,241	$1,193,531	$1,280,846	$819,122	$4,481,961	$8,537,557

Schedule of Interest Expense	Interest expense for the year ended December 31 consists of the following:

	2023	2022
Long-term debt	$251,539	$258,084
Commercial paper, credit facility draws and related fees	134,678	46,466
Accretion of fair value adjustments	(23,834)	(16,547)
Capitalized interest and AFUDC capitalized on regulated property	(14,679)	(10,802)
Other	5,952	1,373
	$353,656	$278,574

Schedule of Maturities of Long-term Debt	Principal payments due in the next five years and thereafter are as follows:

2024	2025	2026	2027	2028	Thereafter	Total
$621,856	$140,241	$1,193,531	$1,280,846	$819,122	$4,481,961	$8,537,557